CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Convertible Subordinated Notes Series A [Member]	Sep. 30, 2012 Convertible Subordinated Notes Series B [Member]
Issuance of ordinary shares upon conversion of convertible subordinated note, shares			2,380	5,858
Issuance of ordinary shares upon conversion of convertible subordinated note			$ 506,000	$ 1,304,000
Decrease in accrued severance pay fund	(1,912,000)
Accrued severance fund	$ 1,912,000	$ 0